Net Income (Loss) Per Share - Reconciliation of Shares in the Calculation of Basic and Diluted Loss Per Share (Details) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended		3 Months Ended									11 Months Ended	12 Months Ended
	Oct. 31, 2018	Feb. 04, 2016	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss			$ 3,145	$ (14,743)	$ (398)	$ (27,015)	$ (59,910)	$ (39,761)	$ 1,637	$ (2,004)	$ (43,738)	$ (262,594)	$ (102,066)	$ (83,866)
Accretion of dividends on Class A common stock			0				(69,835)					(217,904)	(231,549)	(268,007)
Gain on conversion of Class A common stock	$ 711,200		0				0					0	711,247	0
Earnings allocated to unvested restricted stock			(42)				0					0	(12,997)	0
Net income (loss) available to common stockholders			$ 3,103	$ 668,426	$ (75,006)	$ (99,193)	$ (129,745)	$ (109,563)	$ (66,627)	$ (68,043)	$ (107,640)	$ (480,498)	$ 364,635	$ (351,873)
Weighted-average common shares outstanding used in computing basic net earnings (loss) per share (in shares)			305,653	254,209	102,078	102,018	101,644	100,737	100,759	100,404	99,817	96,465	140,301	100,433
Net income (loss) available to common stockholders			$ 3,103				$ (129,745)					$ (480,498)	$ 364,635	$ (351,873)
Denominator:
Weighted-average common shares outstanding used in computing basic net earnings (loss) per share (in shares)			305,653	254,209	102,078	102,018	101,644	100,737	100,759	100,404	99,817	96,465	140,301	100,433
Add stock-based incentive stock awards (in shares)			4,130				0					0	2,240	0
Weighted-average shares used in computing diluted net earnings (loss) per share (in shares)			309,783	256,711	102,078	102,018	101,644	100,737	100,759	100,404	99,817	96,465	142,541	100,433
Predecessor
Numerator:
Net loss		$ (71,811)
Accretion of dividends on Class A common stock		0
Gain on conversion of Class A common stock		0
Earnings allocated to unvested restricted stock		0
Net income (loss) available to common stockholders		$ (71,811)
Weighted-average common shares outstanding used in computing basic net earnings (loss) per share (in shares)		71,989
Net income (loss) available to common stockholders		$ (71,811)
Denominator:
Weighted-average common shares outstanding used in computing basic net earnings (loss) per share (in shares)		71,989
Add stock-based incentive stock awards (in shares)		0
Weighted-average shares used in computing diluted net earnings (loss) per share (in shares)		71,989